Investing in Forward and Futures Contracts - Effect of Forward Currency and Futures Contracts, by Risk Exposure Category, on Statements of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on forward currency contracts	$ 2,006,721	$ (3,234,749)	$ 699,926
Net realized gain (loss) on futures contracts	1,310,278	(2,748,162)	3,045,389
Net change in unrealized appreciation/depreciation on forward currency contracts	(662,241)	1,152,214	(175,836)
Net change in unrealized appreciation/depreciation on futures contracts	(10,878)	1,891,124	(1,917,712)
Foreign exchange contracts [Member] | Net change in unrealized appreciation/depreciation on forward currency contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net change in unrealized appreciation/depreciation on forward currency contracts	(662,241)	1,152,214	(175,836)
Foreign exchange contracts [Member] | Net realized gain (loss) on forward currency contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on forward currency contracts	2,006,721	(3,234,749)	699,926
Equity contracts [Member] | Net change in unrealized appreciation/depreciation on futures contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net change in unrealized appreciation/depreciation on futures contracts	275,284	(181,294)	(345,880)	[1]
Equity contracts [Member] | Net realized gain (loss) on futures contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on futures contracts	442,221	(8,631)	873,834	[1]
Interest rate contracts [Member] | Net change in unrealized appreciation/depreciation on futures contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net change in unrealized appreciation/depreciation on futures contracts	(286,162)	2,072,418	(1,571,737)	[1]
Interest rate contracts [Member] | Net realized gain (loss) on futures contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on futures contracts	$ 868,057	$ (2,739,531)	$ 2,130,286	[1]

[1]	Amounts do not reconcile to the Statements of Operations due to brokerage commissions and fees.